Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Exchange Rates of Key Currencies
The exchange rates of key currencies were as follows:

	Closing rate at December 31,		Annual average rate
(US$ equivalent for one)	2021	2020	2021	2020	2019
Euro (EUR)	1.1326	1.2271	1.1832	1.1411	1.1196
Pound Sterling (GBP)	1.3479	1.3649	1.3758	1.2836	1.2768
Swiss Franc (CHF)	1.0963	1.1360	1.0940	1.0659	1.0062
Australian Dollar (AUD)	0.7253	0.7720	0.7514	0.6905	0.6954
Canadian Dollar (CAD)	0.7869	0.7849	0.7977	0.7463	0.7535
Japanese Yen (JPY)	0.0087	0.0097	0.0091	0.0094	0.0092
Chinese Yuan (CNY)	0.1574	0.1530	0.1550	0.1450	0.1448

Cash and Cash Equivalents	Cash and cash equivalents as of December 31, 2021 and 2020 consist of the following:

(in thousands)	2021	2020
Cash at bank and on hand	$235,381	$245,373
Money market funds	366,117	273,584
Commercial paper	179,844	—
Short-term bank deposits	99,174	79,027
Cash and cash equivalents	$880,516	$597,984

Changes in the Allowance for Credit Losses on Accounts Receivable
The changes in the allowance for credit losses on accounts receivable and loans and other receivables for the year ended December 31, 2021 and 2020 and in the allowance for doubtful accounts for the year December 31, 2019 are as follows:

	Accounts Receivable			Loans and Other Receivables
(in thousands)	2021	2020	2019	2021	2020
Balance at beginning of year	$27,052	$12,115	$9,270	$9,132	$—
ASC 326 adoption impact	—	8,089	—	—	11,543
Provisions for expected credit losses	18	16,439	8,701	2,155	1,325
Deductions from allowance	(1,249)	(9,868)	(5,777)	(6,049)	(3,916)
Recoveries collected	288	—	—	12	—
Currency translation adjustments and other	(2,985)	277	(79)	(108)	180
Balance at end of year	$23,124	$27,052	$12,115	$5,142	$9,132

Inventories	Inventories consisted of the following as of December 31, 2021 and 2020:

(in thousands)	2021	2020
Raw materials	$94,748	$65,449
Work in process	67,679	74,398
Finished goods	165,098	151,334
Total inventories, net	$327,525	$291,181